Costs and Estimated Earnings on Uncompleted Contracts	3 Months Ended
Mar. 31, 2014
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Costs and Estimated Earnings on Uncompleted Contracts

4. Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consist of (in millions):

	March 31,	December 31,
	2014	2013
Costs incurred on uncompleted contracts	$8,521	$7,608
Estimated earnings	3,909	3,553

	12,430	11,161
Less: Billings to date	12,989	11,393

	$(559)	$(232)

Costs and estimated earnings in excess of billings on uncompleted contracts	$1,520	$1,539
Billings in excess of costs and estimated earnings on uncompleted contracts	(2,079)	(1,771)

	$(559)	$(232)